Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (368,526)
Cash used in operating activities		(368,526)
Cash flows from financing activities:
Deferred offering costs		(346,090)	(334,000)
Proceeds from initial public offerings	4,019,673
Payment for deferred offering cost	(620,193)
Advance from (to) a subsidiary	(3,390,220)	471,165	334,000
Repayment to a director	(9,260)	(319)
Settlement of subscription receivables from shareholders		243,770
Cash provided by financing activities		368,526
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at the end of the year